LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
a.	Composition:

	Interest rate		December 31,
	2015	2014	2015	2014
	%

In, or linked to Dollars (see c below )	3.71	3.71	$13,146	$2,000
In NIS - variable interest	-	Prime+ 0.95 -1.4	-	11,158
In NIS	-	5.45-7.39	-	5,198
In other currencies	17	17	30	84

			13,176	18,440
Less - current maturities			4,791	6,394

			$8,385	$12,046

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	As of December 31, 2015, the aggregate annual maturities of the long-term loans are as follows:

2016 (current maturities)	4,905
2017	4,197
2018	3,500
2019	867

13,469